Note 19 - Long-term Debt and Financing (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands									12 Months Ended
		Jul. 29, 2019 USD ($)	Sep. 12, 2018 $ / shares shares	Apr. 18, 2018 CAD ($)	Mar. 27, 2018 CAD ($)	Feb. 22, 2018 CAD ($) $ / shares	Oct. 05, 2016 CAD ($) $ / shares	Sep. 30, 2011 CAD ($) $ / shares	Mar. 31, 2019 CAD ($)		Mar. 31, 2018 CAD ($)		Jul. 29, 2019 CAD ($)	Mar. 31, 2019 USD ($)		Oct. 01, 2018	Sep. 12, 2018 USD ($) shares	Mar. 31, 2018 USD ($)		Mar. 31, 2017 CAD ($)	Jan. 29, 2014 $ / shares	Jan. 29, 2014 USD ($) $ / shares
Statement Line Items [Line Items]
Total borrowings									$ 725,372,000		$ 543,504,000
Proceeds from borrowings, classified as financing activities									253,242,000		100,000,000
Equity at end of period									(89,015,000)		216,535,000
Deferred tax liabilities									104,187,000		93,873,000
Increase (decrease) through conversion of convertible instruments, equity											22,407,000
Non-current derivative financial liabilities									63,658,000		51,871,000
Collateral management costs									5,100,000
Supplier term extension charge									4,800,000
Accretion costs relating to acquisitions									5,100,000
Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period									13,029,000		13,029,000									$ 13,508,000
Increase (decrease) through conversion of convertible instruments, equity											(7,609,000)
Share premium [member]
Statement Line Items [Line Items]
Equity at end of period									(25,540,000)		(22,693,000)									$ 58,266,000
Increase (decrease) through conversion of convertible instruments, equity											7,126,000
Warrants issued in connection to senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Class of warrant or right, issued during period | shares			7,500,000
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 8.56
Class of warrant or right, number of securities called by each warrant or right | shares																	1
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, additional term				2
Borrowings facility, maximum borrowing capacity				$ 352,500,000					$ 342,500,000
Borrowings, debt accordion				$ 370,000,000
Borrowings, interest rate									3.75%					3.75%
Total borrowings									$ 201,577,000		122,115,000	[1]
Borrowings, letters of credit									94,000,000		$ 113,400,000
Borrowings, remaining borrowing capacity									$ 56,900,000
Credit facility [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis									3.75%					3.75%
Credit facility [member] | Prime Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis									2.75%					2.75%
Credit facility [member] | Prime Rate [member] | Country of domicile [member]
Statement Line Items [Line Items]
Borrowings, interest rate									3.95%					3.95%
Credit facility [member] | Prime Rate [member] | UNITED STATES
Statement Line Items [Line Items]
Borrowings, interest rate									5.50%					5.50%
HTC loan [member]
Statement Line Items [Line Items]
Total borrowings	[2]								$ 17,577,000
HTC loan [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Borrowings, interest rate																8.99%
HTC loan [member] | Filter Group Inc [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, term																3
HTC loan [member] | Filter Group Inc [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, term																5
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate									8.75%	[3],[4]				8.75%	[3],[4]		8.75%
Total borrowings									$ 240,094,000	[5]				$ 193,000
Notional amount																	$ 250,000
Senior unsecured 8.75% term loan, tranche one [member]
Statement Line Items [Line Items]
Total borrowings																	50,000
Senior unsecured 8.75% term loan, tranche two [member]
Statement Line Items [Line Items]
Total borrowings																	150,000
Senior unsecured 8.75% term loan, tranche two [member] | Draw from term loan facility [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities		$ 7,000
Senior unsecured 8.75% term loan, tranche three [member]
Statement Line Items [Line Items]
Total borrowings																	$ 50,000
Senior unsecured 8.75% term loan, tranche three [member] | Draw from term loan facility [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities		7,000
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate						6.75%			6.75%	[6],[7]	6.75%	[7]		6.75%	[6],[7]			6.75%	[7]
Total borrowings	[8]								$ 87,520,000		$ 85,760,000
Notional amount						$ 100,000,000			$ 100,000,000	[6],[7]	100,000,000	[7]
Borrowings, amount of principal for each conversion						$ 1,000
Borrowings, convertible, conversion ratio						112.3596
Borrowings, convertible, conversion price | $ / shares						$ 8.90
Borrowings, convertible, threshold consecutive trading days						20 days
Borrowings, threshold trading days						5 days
Borrowings, convertible, threshold percentage of conversion price						125.00%
Borrowings, effective interest rate						10.70%
Increase (decrease) through conversion of convertible instruments, equity											$ 0
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period						$ 9,700,000
Deferred tax liabilities						$ 2,600,000
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption						30 days
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption						60 days
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate							6.75%		6.75%	[9],[10]	6.75%	[10]		6.75%	[9],[10]			6.75%	[10]
Total borrowings	[11]								$ 150,945,000		$ 148,146,000
Notional amount							$ 160,000,000		$ 160,000,000	[9],[10]	160,000,000	[10]
Borrowings, amount of principal for each conversion							$ 1,000
Borrowings, convertible, conversion ratio							107.5269
Borrowings, convertible, conversion price | $ / shares							$ 9.30
Borrowings, convertible, threshold consecutive trading days							20 days
Borrowings, threshold trading days							5 days
Borrowings, convertible, threshold percentage of conversion price							125.00%
Borrowings, effective interest rate							9.10%
Increase (decrease) through conversion of convertible instruments, equity											$ 0
Senior subordinated 6.75% convertible debentures [member] | Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period							$ 8,000,000
Deferred tax liabilities							$ 2,100,000
Senior subordinated 6.75% convertible debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption							30 days
Senior subordinated 6.75% convertible debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption							60 days
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate									6.50%	[12],[13]	6.50%	[13]		6.50%	[12],[13]			6.50%	[13]			6.50%
Notional amount																						$ 150,000
Borrowings, convertible, conversion price | (per share)																					$ 10.2819	$ 9.3762
Borrowings, effective interest rate																						8.80%
Non-current derivative financial liabilities																						$ 8,517
European-focused senior convertible unsecured 6.5% convertible bonds [member] | At fair value [member]
Statement Line Items [Line Items]
Total borrowings														$ 127,600
Non-current derivative financial liabilities																		$ 200
European-focused senior convertible unsecured 6.5% convertible bonds [member] | Redemption of convertible bonds [member]
Statement Line Items [Line Items]
Total borrowings													$ 9,200,000
Increase (decrease) through conversion of convertible instruments, equity		$ 13,200
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate								5.75%			5.75%	[14]						5.75%	[14]
Notional amount								$ 100,000,000
Borrowings, amount of principal for each conversion								$ 1,000
Borrowings, convertible, conversion ratio								56
Borrowings, convertible, conversion price | $ / shares								$ 17.85
Borrowings, convertible, threshold percentage of conversion price								95.00%
Borrowings redeemed					$ 99,500,000
Total increase (decrease) in liabilities arising from financing activities					(500,000)
Unsecured subordinated 5.75% convertible debentures [member] | Share premium [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity					$ 7,100,000
Unsecured subordinated 5.75% convertible debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption								30 days
Unsecured subordinated 5.75% convertible debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption								60 days

[1]	As of April 18, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A.. The agreement extends Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. Certain principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at March 31, 2019, the Canadian prime rate was 3.95% and the U.S. prime rate was 5.5%. As at March 31, 2019, $201.6 million has been drawn against the facility and total letters of credit outstanding as of March 31, 2019, amounted to $94.0 million ( March 31, 2018 - $113.4 million). As at March 31, 2019, Just Energy has $56.9 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility is supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at March 31, 2019, the Company was compliant with all of these covenants.
[2]	Filter Group, which was acquired on October 1, 2018, has an outstanding loan payable to HTC. The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable on a monthly basis.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the “8.75% loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees, and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As at March 31, 2019, US$193.0 million was drawn from the 8.75% loan.
[4]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the “8.75% loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees, and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As at March 31, 2019, US$193.0 million was drawn from the 8.75% loan.
[5]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the “8.75% loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees, and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As at March 31, 2019, US$193.0 million was drawn from the 8.75% loan.
[6]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[7]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[8]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[9]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[10]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[11]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[12]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year and have a maturity date of July 29, 2019. A Conversion Right in respect of a bond may be exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a Conversion Right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8,517. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at March 31, 2018, the fair value of this conversion feature is US$0.2 million and is included in other non-current financial liabilities. No amounts of the 6.5% convertible bonds have been converted or redeemed as at March 31, 2019. During the fourth quarter of fiscal 2019, Just Energy redeemed $82.0 million of the outstanding balance.
[13]	The collateral management and others include primarily collateral management costs of $5.1 million, supplier credit term extension charge of $4.8 million and accretion costs relating to the acquisition of RV of $5.1 million. During fiscal 2019, with the combination of high temperatures, low power supplies, and a large increase in forward prices, Electric Reliability Council of Texas ("ERCOT") requires increased collateral coverage for upcoming supply trades and potential exposure which would result in cash constraint on working capital. In response, Just Energy entered into a series of physical and financial trades to manage potential exposures to pricing and collateral requirements for purchases from ERCOT. The transactions facilitate Just Energy’s management of ERCOT collateral requirement and as a result Just Energy was able to avoid a large cash borrowing or facility arrangement. In addition, the arrangement as a whole improves the availability of working capital during the term of the contracts without exposing Just Energy to unintended risks associated with the arrangement.
[14]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018. Each $1,000 principal amount of the 5.75% convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 56.0 common shares of Just Energy, representing a conversion price of $17.85. On or after September 30, 2016, the 5.75% convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The Company may, at its option, on not more than 60 days' and not less than 30 days' prior notice, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the 5.75% convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the 5.75% convertible debentures being repaid by 95% of the current market price on the date of redemption or maturity, as applicable. On March 27, 2018, Just Energy redeemed the 5.75% convertible debentures. Of the amount paid, $99.5 million was recorded as a reduction in the liability component of the 5.75% convertible debentures, a non-cash loss on early redemption of $0.5 million was classified as finance costs, and $7.1 million was recorded as an increase in contributed deficit.